Accounts payable and accrued liabilities (Details) - CAD	Dec. 31, 2015	Dec. 31, 2014
Gross Accrued liabilities	CAD 351,210	CAD 298,440
Trade payables and other	812,571	484,186
Accrued liabilities Current	1,163,783	782,626
Consultants and professional fees
Gross Accrued liabilities	100,000	122,500
Board of Directors' fees
Gross Accrued liabilities	30,000	40,000
Survey and other projects
Gross Accrued liabilities	10,394	14,308
Payroll (vacation pay and wages payable)
Gross Accrued liabilities	CAD 210,816	CAD 121,632